Shareholder Fees	May 01, 2020 USD ($)
T. Rowe Price Spectrum International Equity Fund | T. Rowe Price Spectrum International Equity Fund
Shareholder Fees:
Maximum Account Fee	$ 20	[1]

[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.